Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,021		$ 31,600
Amortization charge	(198)	$ (797)	(1,518)	$ (755)
Ending balance		31,600	34,029	1,021
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			28,484
Ending balance		28,484	28,484
Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,021		1,919
Amortization charge	(198)	(797)	(1,518)	(755)
Ending balance		1,919	4,626	1,021
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			29,681
Ending balance		29,681	29,403
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,282	5,295	32,397	5,042
Additions	13	31,486	4,225	240
Additions from business combinations		75
Disposals			(278)
Ending balance	5,295	32,397	36,344	5,282
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			28,484
Additions from business combinations		28,484
Ending balance		28,484	28,484
Cost [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,282	5,295	2,716	5,042
Additions	13	1,805	4,225	240
Additions from business combinations		75
Ending balance	5,295	2,716	6,941	5,282
Cost [member] | Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			29,681
Additions		29,681	0
Disposals			(278)
Ending balance		29,681	29,403
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,261)	(4,459)	(797)	(3,506)
Ending balance	(4,459)	(797)	(2,315)	(4,261)
Accumulated amortization [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,261)	(4,459)	(797)	(3,506)
Ending balance	$ (4,459)	(797)	$ (2,315)	$ (4,261)
Accumulated amortization [member] | PELSA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accumulated depreciation from business combination of PELSA to arrive to net book value		(4,459)
Reversal of accumulated depreciation from business combination of PELSA		4,459
Accumulated amortization [member] | PELSA [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accumulated depreciation from business combination of PELSA to arrive to net book value		(4,459)
Reversal of accumulated depreciation from business combination of PELSA		$ 4,459